Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-38974
Entity Registrant Name	Biophytis SA
Entity Incorporation, State or Country Code	I0
Entity Address, Address Line One	Sorbonne University—BC 9
Entity Address, Address Line Two	Bâtiment A 4ème étage
Entity Address, Address Line Three	4 pace Jussieu
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75005
Entity Address, Country	FR
Entity Central Index Key	0001768946
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 ("Amendment No. 2") on Form 20-F/A to the annual report on Form 20-F of Biophytis S.A. for the year ended December 31, 2020 originally filed with the Securities and Exchange Commission on March 12, 2021 (the "Original Form 20-F"), and amended on March 18, 2021 ("Amendment No. 1"), is being filed to restate our consolidated financial statements as of and for the years ended December 31, 2019 and 2020.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Document Accounting Standard	International Financial Reporting Standards
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	100,757,097
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact [Member]
Entity Address, Address Line One	Sorbonne University-BC 9
Entity Address, City or Town	Paris
Entity Address, Postal Zip Code	75005
City Area Code	+33
Local Phone Number	1 44 27 23 00
Contact Personnel Name	Stanislas Veillet
ADR [Member]
Title of 12(b) Security	American Depositary Shares, each representing 10 ordinary shares
Number of ordinary shares that each ADS represents	10
Trading Symbol	BPTS
Security Exchange Name	NASDAQ